UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ballentine Capital Management, Inc
           --------------------------------------------------
Address:   10 Avon Meadow Lane
           --------------------------------------------------
           Avon, CT 06001
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  		28-2599
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven W. Ballentine
           --------------------------------------------------
Title:     President & CEO
           --------------------------------------------------
Phone:     (860) 676-1830
           --------------------------------------------------

Signature, Place, and Date of Signing:


       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings forthis reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        	81
                                               -------------

Form 13F Information Table Value Total:       $ 838,346
                                               -------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acterna Corp                   COM              00503U105     2582    85000 SH       SOLE                    85000
Active Power Inc               COM              00504W100     1550    25000 SH       SOLE                    25000
Advanced Power Technology      COM              00761E108     4472   135000 SH       SOLE                   135000
Allegheny Energy               COM              017411109    28095   735700 SH       SOLE                   735700
Allete                         COM              018522102     6569   296900 SH       SOLE                   296900
American Capital Strategies    COM              024937104    29399  1241100 SH       SOLE                  1241100
American Power Conversion      COM              029066107     3166   165000 SH       SOLE                   165000
American Superconductor Corp   COM              030111108     8406   171000 SH       SOLE                   171000
Artesyn Technologies Inc       COM              043127109     1893    65000 SH       SOLE                    65000
Barrett Resources Corp         COM              068480201     2836    75000 SH       SOLE                    75000
Burlington Resources Inc       COM              122014103     2761    75000 SH       SOLE                    75000
CINergy                        COM              172474108    16237   491100 SH       SOLE                   491100
Caminus Corp                   COM              133766105     1987    50000 SH       SOLE                    50000
Catalytica Inc                 COM              148885106     4403   355800 SH       SOLE                   355800
Coastal Corp                   COM              190441105    17790   240000 SH       SOLE                   240000
Columbia Energy Group          COM              197648108     8243   116100 SH       SOLE                   116100
Comfort Systems USA            COM              199908104      425    82000 SH       SOLE                    82000
Conductus Inc                  COM              206784100     3763   255100 SH       SOLE                   255100
Conectiv                       COM              206829103     8587   480400 SH       SOLE                   480400
Covad Communications           COM              222814204      669    50000 SH       SOLE                    50000
DCH Techonolgy Inc             COM              233092105     3034   522000 SH       SOLE                   522000
DTE Energy                     COM              233331107    12565   328500 SH       SOLE                   328500
Dominion Res Inc VA            COM              25746U109     8367   144100 SH       SOLE                   144100
Duke Power Co                  COM              264399106    12434   145000 SH       SOLE                   145000
Dynegy Inc                     COM              26816Q101    13019   228400 SH       SOLE                   228400
Edison International           COM              281020107     6680   345900 SH       SOLE                   345900
El Pas Elec. & Gas             COM              283677854    13020   945500 SH       SOLE                   945500
Energy Conversion Devices      COM              292659109     2789    75000 SH       SOLE                    75000
Energy East Corporation        COM              29226M109    14555   643300 SH       SOLE                   643300
Entergy Corp                   COM              29364G103     3587    96300 SH       SOLE                    96300
Fuelcell Energy Inc            COM              35952H106    60377   627400 SH       SOLE                   627400
ICG Communications             COM              449246107      232   529400 SH       SOLE                   529400
ITC Deltacom Inc               COM              45031T104      489    42500 SH       SOLE                    42500
IdaCorp, Inc.                  COM              451380109     8843   191200 SH       SOLE                   191200
Impco Technologies             COM              45255W106     1322    46000 SH       SOLE                    46000
Imperial Credit Industries     COM              452729106      319   200000 SH       SOLE                   200000
Integrated Elec Svcs           COM              45811E103     2258   328400 SH       SOLE                   328400
Intermagnetics General Corp    COM              458771102    10554   396401 SH       SOLE                   396401
KCS Energy Inc                 COM              482434206       22    10000 SH       SOLE                    10000
Kinder Morgan Inc              COM              49455p101    30965   756400 SH       SOLE                   756400
Lincoln Bancorp                COM              532879103     1015    85000 SH       SOLE                    85000
MCN Energy Group               COM              55267J100     2562   100000 SH       SOLE                   100000
Manhattan Scientifics          COM              563122100     1903   580000 SH       SOLE                   580000
Meemic Holdings Inc            COM              585135106      458    18600 SH       SOLE                    18600
Montana Power Co               COM              612085100    24551   735600 SH       SOLE                   735600
Motient Corp                   COM              619908106     4237   300000 SH       SOLE                   300000
NCRIC Group Inc                COM              628866105      165    18900 SH       SOLE                    18900
NRG Energy Inc                 COM              629377102      887    24300 SH       SOLE                    24300
NUI Corporation                COM              629430109    19510   646300 SH       SOLE                   646300
Natl Fuel Gas Co               COM              636180101    10456   186500 SH       SOLE                   186500
Northeast Utils                COM              664397106     1084    50000 SH       SOLE                    50000
O2wireless Solutions Inc       COM              689803104     1255    65000 SH       SOLE                    65000
OGE Energy Corp.               COM              670837103     8305   389700 SH       SOLE                   389700
Octel Corp                     COM              675727101     1229   131100 SH       SOLE                   131100
PECO Energy Co                 COM              693304107    16655   275000 SH       SOLE                   275000
PG&E Corp.                     COM              69331C108    22064   912200 SH       SOLE                   912200
PP&L Resources                 COM              693499105    22975   550300 SH       SOLE                   550300
Pacific Gateway Exchange       COM              694327107      353   226000 SH       SOLE                   226000
Peoples Energy                 COM              711030106    14905   446600 SH       SOLE                   446600
Professionals Group Inc        COM              742954100     4100   183760 SH       SOLE                   183760
Proton Energy Systems          COM              74371K101    43472  1518672 SH       SOLE                  1518672
Public Scs Co N Mex            COM              744499104    33788  1305800 SH       SOLE                  1305800
Public Svc Enter               COM              744573106    33341   746100 SH       SOLE                   746100
Quanta Services Inc            COM              74762E102     5500   200000 SH       SOLE                   200000
Reliant Energy Inc             COM              442161105    15689   337400 SH       SOLE                   337400
Southern Energy Inc            COM              842816100    17633   562000 SH       SOLE                   562000
Sunshing Mining Warrant        COM              867833147        0   372400 SH       SOLE                   372400
TXU Corporation                COM              873168108     1034    26100 SH       SOLE                    26100
US Concrete Inc                COM              90333L102     2483   342500 SH       SOLE                   342500
UniSource Energy               COM              909205106    33423  2041100 SH       SOLE                  2041100
Unicom Corp                    COM              904911104    86169  1533600 SH       SOLE                  1533600
Unifab Int'l Inc               COM              90467L100      918    72000 SH       SOLE                    72000
Unisys                         COM              909214108     3375   300000 SH       SOLE                   300000
United Panam Financial         COM              911301109       61    50000 SH       SOLE                    50000
Unitil Corp                    COM              913259107     1379    52800 SH       SOLE                    52800
Valero Energy Services         COM              91913Y100     1759    50000 SH       SOLE                    50000
Viatel Inc                     COM              925529208      348    34000 SH       SOLE                    34000
Washington Gas Light           COM              938837101     9487   353000 SH       SOLE                   353000
Western Gas Res.               COM              958259103     3083   123000 SH       SOLE                   123000
Williams Cos Inc               COM              969457100    26178   619600 SH       SOLE                   619600
Worldgate Communications       COM              98156L307     1291    61500 SH       SOLE                    61500